CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Statutory Reserves [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Balance at Sep. 30, 2012	$ 26,542,008	$ 1,592	$ 4,909,572	$ 1,653,723	$ 18,360,559	$ 1,616,562
Balance (in shares) at Sep. 30, 2012		15,918,940
Comprehensive income:
Net income	8,172,458	$ 0	0	0	8,172,458	0
Foreign currency translation gain (loss)	932,630	0	0	0	0	932,630
Appropriation of statutory reserves	0	0	0	855,012	(855,012)	0
Balance at Sep. 30, 2013	35,647,096	$ 1,592	4,909,572	2,508,735	25,678,005	2,549,192
Balance (in shares) at Sep. 30, 2013		15,918,940
Comprehensive income:
Net income	9,897,515	$ 0	0	0	9,897,515	0
Foreign currency translation gain (loss)	(153,500)	0	0	0	0	(153,500)
Appropriation of statutory reserves	0	0	0	30,435	(30,435)	0
Balance at Sep. 30, 2014	45,391,111	$ 1,592	$ 4,909,572	$ 2,539,170	$ 35,545,085	$ 2,395,692
Balance (in shares) at Sep. 30, 2014		15,918,940
Comprehensive income:
Net income	11,350,925
Balance at Jun. 30, 2015	$ 57,161,271